Loans and advances to clients (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Sector by Maturity
Commercial, and industrial	R$ 146,293,616	R$ 37,241,539	R$ 41,335,876
Real estate	36,515,352	34,808,681	36,650,011
Installment loans to individuals	137,287,593	110,512,978	88,701,763
Lease financing	1,836,629	1,888,444	2,092,882
Loans and advances to customers, gross	R$ 321,933,190	R$ 184,451,642	R$ 168,780,532
% of total
Debt Sector by Maturity
Commercial and industrial	45.44%	48.85%	48.85%
Real estate	11.34%	12.09%	12.09%
Installment loans to individuals	42.64%	38.40%	38.40%
Lease financing	0.57%	0.66%	0.66%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Less than 1 year
Debt Sector by Maturity
Commercial, and industrial	R$ 109,802,828	R$ 103,377,571	R$ 99,657,024
Real estate	4,298,925	7,791,753	8,648,702
Installment loans to individuals	71,433,099	62,078,225	52,205,927
Lease financing	838,659	1,000,418	1,152,579
Loans and advances to customers, gross	R$ 186,373,511	R$ 174,247,967	R$ 161,664,232
Less than 1 year | % of total
Debt Sector by Maturity
Commercial and industrial	58.92%	61.65%	61.65%
Real estate	2.31%	5.35%	5.35%
Installment loans to individuals	38.33%	32.29%	32.29%
Lease financing	0.45%	0.71%	0.71%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Between 1 and 5 years
Debt Sector by Maturity
Commercial, and industrial	R$ 32,538,999	R$ 31,262,492	R$ 35,789,118
Real estate	7,964,308	10,970,004	11,761,420
Installment loans to individuals	57,808,600	39,393,699	30,867,880
Lease financing	997,644	886,833	937,951
Loans and advances to customers, gross	R$ 99,309,551	R$ 82,513,028	R$ 79,356,369
Between 1 and 5 years | % of total
Debt Sector by Maturity
Commercial and industrial	32.77%	37.89%	37.89%
Real estate	8.02%	13.29%	13.29%
Installment loans to individuals	58.21%	47.74%	47.74%
Lease financing	1.00%	1.07%	1.07%
Loans and advances to customers, gross	100.00%	99.99%	99.99%
More than 5 years
Debt Sector by Maturity
Commercial, and industrial	R$ 3,951,789	R$ 5,979,047	R$ 5,546,758
Real estate	24,252,119	16,046,924	16,239,889
Installment loans to individuals	8,045,894	9,041,054	5,627,956
Lease financing	326	1,193	2,352
Loans and advances to customers, gross	R$ 36,250,128	R$ 31,068,218	R$ 27,416,955
More than 5 years | % of total
Debt Sector by Maturity
Commercial and industrial	10.90%	19.25%	19.25%
Real estate	66.90%	51.65%	51.65%
Installment loans to individuals	22.20%	29.10%	29.10%
Lease financing	0.00%	0.00%	0.00%
Loans and advances to customers, gross	100.00%	100.00%	100.00%